Cash generated by operating activities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cash generated by operating activities
Cash flow from operations	R 48,988	R 46,638	R 46,236
Decrease/(increase) in working capital	2,410	(3,761)	(2,167)
Cash generated by operating activities	R 51,398	R 42,877	R 44,069